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     Filed with the Securities and Exchange Commission on October 9, 2008
Registration No. 333-150220              Investment Company Act No. 811-5438
================================================================================

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM N-4

                            REGISTRATION STATEMENT
                                     UNDER
                          THE SECURITIES ACT OF 1933
                        Post-Effective Amendment No. 3
                                      and
        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                               Amendment No. 172

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B
                          (Exact Name of Registrant)

                PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION
                              (Name of Depositor)

                ONE CORPORATE DRIVE, SHELTON, CONNECTICUT 06484
             (Address of Depositor's Principal Executive Offices)

                                (203) 926-1888
                        (Depositor's Telephone Number)

                    JOSEPH D. EMANUEL, CHIEF LEGAL OFFICER
                One Corporate Drive, Shelton, Connecticut 06484
              (Name and Address of Agent for Service of Process)

                                   Copy To:

                         C. CHRISTOPHER SPRAGUE, ESQ.
                     VICE PRESIDENT AND CORPORATE COUNSEL
        One Corporate Drive, Shelton, Connecticut 06484 (203) 402-1233

          Approximate Date of Proposed Sale to the Public: Continuous

It is proposed that this filing become effective: (check appropriate space)

[_] immediately upon filing pursuant to paragraph (b) of Rule 485

[X] on November 7, 2008 pursuant to paragraph (b) of Rule 485

[_] 60 days after filing pursuant to paragraph (a) (i) of Rule 485

[_] on ______ pursuant to paragraph (a) (i) of Rule 485

[_] 75 days after filing pursuant to paragraph (a) (ii) of Rule 485

[_] on ______ pursuant to paragraph (a) (ii) of Rule 485

If appropriate, check the following box:

[_] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

                     Title of Securities Being Registered:

   Units of interest in Separate Accounts under variable annuity contracts.

================================================================================
ASXT-EIGHT

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                                     Note:

Registrant is filing this Post-Effective Amendment No. 3 to Registration Statement No. 333-150220 for the purpose of including in the Registration Statement a Prospectus Supplement. The Prospectus, Statement of Additional Information and Part C that were filed as part of Pre-Effective Amendment No. 3 filed with the SEC on June 13, 2008, as supplemented, including the financial statements for the depositor and the registrant, are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment does not amend or delete any other part of this Registration Statement.

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                Prudential Annuities Life Assurance Corporation

                                  OPTIMUM/SM/
                               OPTIMUM FOUR/SM/
                               OPTIMUM XTRA/SM/

                      Supplement, dated November 7, 2008
                                      To
                         Prospectus, dated May 1, 2008

This supplement should be read and retained with the prospectus for your Annuity. If you would like another copy of the prospectus, please call us at 1-800-752-6342.

ADDITIONAL INVESTMENT OPTIONS

On November 24, 2008, we will make available two additional investment options, and we revise the prospectus for your Annuity as follows:

On the inside front cover, the list of "Investment Options" is revised to include:

   .   AST American Century Income & Growth

   .   AST DeAm Large-Cap Value

In the section entitled "Summary of Contract Fees and Charges," we add the following to the table of Underlying Mutual Fund Portfolio Expenses:

               UNDERLYING MUTUAL FUND PORTFOLIO ANNUAL EXPENSES
   (as a percentage of the average net assets of the underlying Portfolios)

For the year ended December 31, 2007

                                                                   Total Annual
                                      Management    Other    12b-1  Portfolio
Underlying Portfolio                    Fee(1)   Expenses(2)  Fee    Expenses
--------------------                  ---------- ----------- ----- ------------
Advanced Series Trust
AST American Century Income & Growth     0.75%      0.11%    0.00%     0.86%
AST DeAM Large-Cap Value                 0.85%      0.11%    0.00%     0.96%

/1/ The management fee rate shown in the "Management Fee" column represents the actual fee rate paid by the indicated Portfolio for the fiscal year ended December 31, 2007, except that the fee rate shown does not reflect the impact of any voluntary management fee waivers that may be applicable and which would result in a reduction in the fee rate paid by the Portfolio. The management fee rate for certain Portfolios may include "breakpoints" which are reduced fee rates that are applicable at specified levels of Portfolio assets; the effective fee rates shown in the table reflect and incorporate any fee "breakpoints" which may be applicable.

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/2/  Shares of the Portfolios are generally purchased through variable insurance products. The Fund has entered into arrangements with the issuers of the variable insurance products offering the Portfolios under which the Fund compensates the issuers 0.10% for providing ongoing services to Portfolio shareholders in lieu of the Fund providing such services directly to shareholders. Amounts paid under these arrangements are included in "Other Expenses." For each Portfolio above, 0.03% of the 0.10% administrative services fee is voluntarily waived.

In the section entitled, " Investment Options," we add the following to the table of Investment Objectives/Policies"

                                                                 PORTFOLIO
STYLE/                                                           ADVISOR/
TYPE               INVESTMENT OBJECTIVES/POLICIES               SUB-ADVISOR
------     -----------------------------------------------  -------------------
                        ADVANCED SERIES TRUST

Large Cap  AST American Century Income & Growth Portfolio:   American Century
  Value    seeks capital growth with current income as a        Investment
           secondary objective. The Portfolio invests        Management, Inc.
           primarily in common stocks that offer potential for capital growth, and may, consistent with its investment objective, invest in stocks that offer potential for current income. The subadviser utilizes a quantitative management technique with a goal of building an equity portfolio that provides better returns than the S&P 500 Index without taking on significant additional risk and while attempting to create a dividend yield that will be greater than the S&P 500 Index.

Large Cap  AST DeAM Large-Cap Value Portfolio: seeks        Deutsche Investment
  Value    maximum growth of capital by investing               Management
           primarily in the value stocks of larger            Americas, Inc.
           companies. The Portfolio pursues its objective, under normal market conditions, by primarily investing at least 80% of the value of its assets in the equity securities of large-sized companies included in the Russell 1000(R) Value
           Index. The subadviser employs an investment strategy designed to maintain a portfolio of equity securities which approximates the market risk of those stocks included in the Russell
           1000(R) Value Index, but which attempts to outperform the Russell 1000(R) Value Index through active stock selection.

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PART C

                               OTHER INFORMATION

ITEM 24.FINANCIAL STATEMENTS AND EXHIBITS

(b) EXHIBITS

(10)    Consentof PricewaterhouseCoopers LLP. Filed herewith.

(99.1)b Power of Attorney for Stephen Pelletier. Filed herewith.

Item 25.Directors and Officers of the Depositor:

As of the date this Post-Effective Amendment was filed, the Directors and Officers of the Depositor are:

Name and Principal Business Address       Position and Offices with Depositor
-----------------------------------      -------------------------------------
June Amori                               Vice President
One Corporate Drive,
Shelton, Connecticut 06484-6208

James J. Avery, Jr.                      Director
213 Washington Street
Newark, New Jersey 07102-2992

Robert E. Causey                         Vice President
2 Gateway Center
Newark, New Jersey 07102-5005

Lisa V. Chow                             Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Timothy S. Cronin                        Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Donald M. Desiderato                     Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Thomas J. Diemer                         Vice President
2 Gateway Center
Newark, New Jersey 07102-5005

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John Doscher                             Vice President and Chief
751 Broad Street                         Compliance Officer
Newark, New Jersey 07102-3714

Rebecca Dunne                            Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Joseph D. Emanuel                        Senior Vice President, Chief Legal
One Corporate Drive                      Officer and Corporate Secretary
Shelton, Connecticut 06484-6208

Bruce Ferris                             Executive Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Noreen Fierro                            Laundering Officer
751 Broad Street                         Vice President and Anti-Money
Newark, New Jersey 07102-3714

Anne Fifick                              Vice President, Asset Liability &
2 Gateway Center                         Risk Management
Newark, New Jersey 07102-5005

Joseph M. Fuschillo                      Executive Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Helen M. Galt                            Director
213 Washington Street
Newark, New Jersey 07102-2992

George M. Gannon                         Senior Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Craig Gardner                            Vice President
2 Gateway Center
Newark, New Jersey 07102-5005

Brian Giantonio                          Vice President, Corporate Counsel
One Corporate Drive
Shelton, Connecticut 06484-6208

John Gies                                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Helene Gurian                            Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Jacob Herschler                          Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

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Gary A. Hogard                           Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025

Suzanne Hurel                            Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Bernard J. Jacob                         Director and Treasurer
213 Washington Street
Newark, New Jersey 07102-2917

Daniel O. Kane                           Senior Vice President, Chief Actuary
213 Washington Street
Newark, New Jersey 07102-2992

Patricia Kelley                          Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Helayne F. Klier                         Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025

Joseph LaTorre                           Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025

Alex Macgillivray                        Executive Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Lesley B. Mann                           Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Steven P. Marenakos                      Senior Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Audrey S. Nazulme                        Vice President
2101 Welsh Road
Dresher, Pennsylvania 19025

Robert O'Donnell                         Senior Vice President
One Corporate Drive,
Shelton, Connecticut 06484-6208

Stephen Pelletier                        President, Chief Executive Officer
One Corporate Drive,                     and Director
Shelton, Connecticut 06484-6208

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Steven L. Putterman                      Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Polly Rae                                Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Yvonne Rocco                             Senior Vice President
213 Washington Street
Newark, New Jersey 07102-2992

Mark Sieb                                Vice President
213 Washington Street
Newark, New Jersey 07201-2992

Rick C. Singmaster                       Executive Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Charles C. Sprague                       Vice President, Corporate Counsel
751 Broad Street
Newark, New Jersey 07102-3714

Karen M. Stier                           Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Karen Stockla                            Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Kimberly Supersano                       Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

Kenneth Tanji                            Director, Executive Vice President
213 Washington Street                    and Chief Financial Officer
Newark, New Jersey 07102-2992

Neelay B. Vaidya                         Vice President
751 Broad Street
Newark, New Jersey 07102-3714

Eva M. Vitale                            Vice President
One Corporate Drive
Shelton, Connecticut 06484-6208

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Item 29.Principal Underwriters:

(a) Prudential Annuities Distributors, Inc. ("PAD"), a subsidiary of Prudential Annuities, Inc., serves as distributor and principal underwriter for flexible premium deferred annuities, single premium deferred annuities, modified single premium variable life insurance policies and flexible premium variable life insurance policies issued by Prudential Annuities Life Assurance Corporation. PAD also serves as distributor and principal underwriter for Advanced Series Trust and Strategic Partners Mutual Funds, Inc.

(b)Directors and officers of PAD

As of the date this Post-Effective Amendment was filed, the Directors and Officers of PAD are:

                                                                 POSITIONS AND
                                 POSITIONS AND OFFICES           OFFICES WITH
NAME                                WITH UNDERWRITER              REGISTRANT
----                     --------------------------------------  -------------
George M. Gannon         President, Chief Executive Officer,     None
2101 Welsh Road          Director and Chief Operations Officer
Dresher, Pennsylvania
19025-5001

John T. Doscher          Senior Vice President and               None
751 Broad Street         Chief Compliance Officer
Newark, New Jersey
07102-3714

Jacob M. Herschler       Director                                None
One Corporate Drive
Shelton, Connecticut
06484

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Steven P. Marenakos      Director                                None
One Corporate Drive
Shelton, Connecticut
06484

Robert F. O'Donnell      Director                                None
One Corporate Drive
Shelton, Connecticut
06484

Bruce Ferris             Executive Vice President and Director   None
One Corporate Drive
Shelton, Connecticut
06484

Fuschillo Joseph M.      Executive Vice President and Director   None
One Corporate Drive
Shelton, Connecticut
06484

Joseph P. Decresce       Vice President, Secretary and           None
One Corporate Drive      Chief Legal Officer
Shelton, Connecticut
06484

Margaret R. Horn         Chief Financial Officer                 None
213 Washington Street
Newark, New Jersey
07102-2917

Yvonne Rocco             Senior Vice President                   None
213 Washington Street
Newark, New Jersey
07102-2992

Timothy S. Cronin        Senior Vice President                   None
1 Corporate Drive
Shelton, CT
06484

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                                  SIGNATURES

   As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that is meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has duly caused this Registration Statement to be signed on its behalf, on this 9th day of October 2008.

      PRUDENTIAL ANNUITIES LIFE ASSURANCE CORPORATION VARIABLE ACCOUNT B

                                  Registrant

              By:Prudential Annuities Life Assurance Corporation


/s/ C. Christopher Sprague
--------------------------
C. Christopher Sprague,
Vice President, Corporate
Counsel

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the date indicated.

Signature                           Title                         Date
---------           --------------------------------------  ------------------
                        (Principal Executive Officer)

Stephen Pelletier*  Chief Executive Officer and President   October 9, 2008
-------------------
Stephen Pelletier

                       (Principal Financial Officer and
                        Principal Accounting Officer)
Kenneth Y. Tanji*     Executive Vice President and Chief
-------------------           Financial Officer
Kenneth Y. Tanji

                             (Board of Directors)

James Avery*                  Kenneth Y. Tanji*             Helen Galt*
-------------------         ---------------------           ---------------
James Avery                    Kenneth Y. Tanji             Helen Galt

Stephen Pelletier*                                          Bernard J. Jacob*
-------------------                                         ---------------
Stephen Pelletier                                           Bernard J. Jacob


By:  /s/ C. Christopher Sprague
     --------------------------
     C. Christopher Sprague

* Executed by C. Christopher Sprague on behalf of those indicated pursuant to Power of Attorney

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EXHIBIT INDEX

Exhibit No.  Exhibit
-----------  ----------------------------------------------------------
 10          Consent of independent registered public accounting firm.

 99.1(e)     Power of Attorney for Stephen Pelletier.